First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 23.4%
	Banks – 2.1%
192,650	Citizens Financial Group, Series D (a) (b)	6.35%	(c)	$5,347,964
458,135	Fifth Third Bancorp, Series A (b)	6.00%	(c)	12,562,062
474,619	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b) (d)	7.69%	02/15/40	12,648,596
13,214	Wells Fargo & Co., Series O	5.13%	(c)	334,843
7,996	Wells Fargo & Co., Series P	5.25%	(c)	203,258
24,988	Wells Fargo & Co., Series X	5.50%	(c)	649,688
				31,746,411
	Capital Markets – 0.8%
177,164	Affiliated Managers Group, Inc.	5.88%	03/30/59	4,852,522
227,051	Apollo Global Management, Inc., Series B (b)	6.38%	(c)	6,173,517
39,158	Oaktree Capital Group LLC, Series A	6.63%	(c)	1,069,405
15,678	Oaktree Capital Group LLC, Series B	6.55%	(c)	435,221
				12,530,665
	Consumer Finance – 0.2%
117,169	Capital One Financial Corp., Series I	5.00%	(c)	2,993,668
	Diversified Financial Services – 0.9%
212,291	Equitable Holdings, Inc., Series A (b)	5.25%	(c)	5,572,639
300,000	National Rural Utilities Cooperative Finance Corp. (b)	5.50%	05/15/64	8,349,000
				13,921,639
	Diversified Telecommunication Services – 1.0%
131,079	Qwest Corp.	6.88%	10/01/54	3,413,297
21,333	Qwest Corp.	6.63%	09/15/55	546,765
98,542	Qwest Corp. (b)	7.00%	02/01/56	2,576,873
135,804	Qwest Corp.	6.50%	09/01/56	3,496,953
200,000	Qwest Corp. (b)	6.75%	06/15/57	5,244,000
				15,277,888
	Equity Real Estate Investment Trusts – 1.0%
190,388	Digital Realty Trust, Inc., Series L (b)	5.20%	(c)	4,942,473
135,377	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(c)	3,453,467
79,260	Global Net Lease, Inc., Series A	7.25%	(c)	2,106,731
180,072	VEREIT, Inc., Series F (b)	6.70%	(c)	4,591,836
				15,094,507
	Food Products – 2.5%
824,835	CHS, Inc., Series 2 (a) (b)	7.10%	(c)	23,177,863
546,059	CHS, Inc., Series 3 (a) (b)	6.75%	(c)	15,054,847
				38,232,710
	Gas Utilities – 0.4%
152,000	South Jersey Industries, Inc. (b)	5.63%	09/16/79	4,021,920
55,498	Spire, Inc., Series A	5.90%	(c)	1,505,661
				5,527,581
	Insurance – 6.4%
476,547	Aegon Funding Co., LLC	5.10%	12/15/49	12,304,444
654,951	American Equity Investment Life Holding Co., Series A (a) (b)	5.95%	(c)	17,199,013
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,095,655
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,535,844
18,724	Arch Capital Group Ltd., Series E	5.25%	(c)	485,701
9,828	Arch Capital Group Ltd., Series F	5.45%	(c)	261,326
186,553	Aspen Insurance Holdings Ltd. (b)	5.63%	(c)	4,913,806

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
679,496	Athene Holding Ltd., Series A (a) (b)	6.35%	(c)	$19,433,586
12,587	Axis Capital Holdings Ltd., Series E	5.50%	(c)	328,395
552,538	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b) (d)	5.10%	05/15/37	12,811,975
178,412	Enstar Group Ltd., Series D (a) (b)	7.00%	(c)	5,170,380
147,588	Global Indemnity Ltd. (b)	7.75%	08/15/45	3,825,481
175,443	Global Indemnity Ltd. (b)	7.88%	04/15/47	4,831,700
49	National General Holdings Corp.	7.63%	09/15/55	1,281
133,133	National General Holdings Corp., Series C	7.50%	(c)	3,406,873
225,000	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,881,250
				97,486,710
	Mortgage Real Estate Investment Trusts – 1.8%
23,458	AGNC Investment Corp., Series C (a)	7.00%	(c)	616,242
327,579	Annaly Capital Management, Inc., Series F (a) (b)	6.95%	(c)	8,559,639
121,000	Invesco Mortgage Capital, Inc., Series B (a) (b)	7.75%	(c)	3,315,400
106,000	Invesco Mortgage Capital, Inc., Series C (a)	7.50%	(c)	2,877,900
207,000	Two Harbors Investment Corp., Series B (a) (b)	7.63%	(c)	5,800,140
220,000	Two Harbors Investment Corp., Series C (a) (b)	7.25%	(c)	5,860,800
				27,030,121
	Multi-Utilities – 3.5%
322,976	Algonquin Power & Utilities Corp. (a) (b)	6.88%	10/17/78	9,178,978
480,000	Algonquin Power & Utilities Corp., Series 19-A (a) (b)	6.20%	07/01/79	13,915,200
722,571	Integrys Holding, Inc. (a) (b)	6.00%	08/01/73	20,051,345
350,000	Just Energy Group, Inc., Series A (a)	8.50%	(c)	3,591,000
200,000	NiSource, Inc., Series B (a) (b)	6.50%	(c)	5,596,000
				52,332,523
	Oil, Gas & Consumable Fuels – 1.1%
148,780	Enbridge, Inc., Series B (a) (b)	6.38%	04/15/78	4,048,304
15,235	Energy Transfer Operating L.P., Series C (a)	7.38%	(c)	374,476
56,761	Energy Transfer Operating L.P., Series D (a)	7.63%	(c)	1,410,511
429,096	Energy Transfer Operating L.P., Series E (a) (b)	7.60%	(c)	10,813,219
				16,646,510
	Real Estate Management & Development – 0.4%
208,678	Brookfield Property Partners L.P., Series A2 (b)	6.38%	(c)	5,542,488
	Thrifts & Mortgage Finance – 0.6%
327,833	New York Community Bancorp, Inc., Series A (a) (b)	6.38%	(c)	9,369,467
	Trading Companies & Distributors – 0.7%
399,216	Air Lease Corp., Series A (a) (b)	6.15%	(c)	11,126,150
	Total $25 Par Preferred Securities			354,859,038
	(Cost $336,216,620)
$100 PAR PREFERRED SECURITIES – 3.6%
	Banks – 3.5%
80,000	AgriBank FCB (a)	6.88%	(c)	8,700,000
179,000	CoBank ACB, Series F (a) (b)	6.25%	(c)	19,242,500
82,220	CoBank ACB, Series G (b)	6.13%	(c)	8,406,995
54,250	CoBank ACB, Series H (a) (b)	6.20%	(c)	5,940,375
102,000	Farm Credit Bank of Texas (a) (b) (f)	6.75%	(c)	11,067,000
				53,356,870

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Consumer Finance – 0.1%
35,000	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (d)	3.59%	(c)	$2,060,800
	Total $100 Par Preferred Securities			55,417,670
	(Cost $52,927,346)
$1,000 PAR PREFERRED SECURITIES – 3.1%
	Banks – 2.3%
3,557	CoBank ACB, 3 Mo. LIBOR + 1.18% (d) (g)	3.01%	(c)	2,427,653
30,859	Farm Credit Bank of Texas, Series 1 (b)	10.00%	(c)	32,047,071
				34,474,724
	Diversified Financial Services – 0.8%
12,000	Compeer Financial ACA (a) (b) (f)	6.75%	(c)	13,140,000
	Total $1,000 Par Preferred Securities			47,614,724
	(Cost $52,131,983)
$1,000,000 PAR PREFERRED SECURITIES – 1.0%
	Banks – 1.0%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(c)	14,672,640
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 109.8%
	Banks – 55.3%
$18,335,000	Australia & New Zealand Banking Group Ltd. (a) (b) (f) (j)	6.75%	(c)	21,077,641
10,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (a) (b) (j)	6.50%	(c)	11,296,367
8,300,000	Banco Mercantil del Norte S.A. (a) (f) (j)	6.75%	(c)	9,056,753
5,000,000	Banco Mercantil del Norte S.A. (a) (f) (j)	7.50%	(c)	5,675,000
8,000,000	Banco Mercantil del Norte S.A. (a) (f) (j)	7.63%	(c)	8,982,200
11,600,000	Banco Santander S.A. (a) (j) (k)	7.50%	(c)	12,940,972
7,850,000	Bank of America Corp., Series JJ (a) (b)	5.13%	(c)	8,317,899
9,900,000	Bank of America Corp., Series X (a) (b)	6.25%	(c)	11,033,006
40,000	Barclays Bank PLC (f)	10.18%	06/12/21	44,269
45,261,000	Barclays PLC (a) (b) (j) (k)	7.88%	(c)	49,107,370
24,700,000	Barclays PLC (a) (b) (j)	8.00%	(c)	27,893,833
9,350,000	BBVA Bancomer S.A. (a) (f) (j)	5.88%	09/13/34	10,335,023
1,500,000	BNP Paribas S.A. (a) (f) (j)	6.63%	(c)	1,636,043
2,000,000	BNP Paribas S.A. (a) (f) (j)	7.38%	(c)	2,325,190
29,774,000	BNP Paribas S.A. (a) (b) (f) (j)	7.63%	(c)	31,341,154
15,100,000	Citigroup, Inc. (a) (b)	5.90%	(c)	16,130,726
950,000	Citigroup, Inc., Series O (a)	5.88%	(c)	954,897
6,000,000	Citigroup, Inc., Series P (a) (b)	5.95%	(c)	6,559,170
13,050,000	Citigroup, Inc., Series U (a) (b)	5.00%	(c)	13,660,805
5,350,000	Citigroup, Inc., Series V (a)	4.70%	(c)	5,460,344
5,000,000	Citizens Financial Group, Inc., Series B (a)	6.00%	(c)	5,278,475
3,500,000	Citizens Financial Group, Inc., Series C (a) (b)	6.38%	(c)	3,747,433
25,000,000	CoBank ACB, Series I (a) (b)	6.25%	(c)	27,745,000
20,000,000	Credit Agricole S.A. (a) (f) (j)	6.88%	(c)	22,088,900
26,600,000	Credit Agricole S.A. (a) (b) (f) (j)	7.88%	(c)	30,316,206
34,240,000	Credit Agricole S.A. (a) (b) (f) (j)	8.13%	(c)	41,625,910
11,880,000	Danske Bank A.S. (a) (b) (j) (k)	6.13%	(c)	12,674,475
2,300,000	Danske Bank A.S. (a) (j) (k)	7.00%	(c)	2,568,509
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (b) (f)	6.20%	(c)	3,685,946
16,500,000	HSBC Holdings PLC (a) (b) (j)	6.38%	(c)	18,060,982
9,160,000	ING Groep N.V. (a) (j)	5.75%	(c)	9,813,429

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$13,920,000	ING Groep N.V. (a) (b) (j)	6.50%	(c)	$15,380,904
24,900,000	ING Groep N.V. (a) (b) (j)	6.88%	(c)	26,705,250
27,300,000	Intesa Sanpaolo S.p.A. (a) (b) (f) (j)	7.70%	(c)	30,629,098
13,550,000	JPMorgan Chase & Co., Series HH (a)	4.60%	(c)	13,827,098
5,714,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b) (d)	5.24%	(c)	5,758,312
23,305,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b) (d)	5.23%	(c)	23,518,124
20,313,000	Lloyds Banking Group PLC (a) (b) (j)	7.50%	(c)	22,799,819
800,000	Lloyds Banking Group PLC (a) (j)	7.50%	(c)	915,556
6,000,000	M&T Bank Corp., Series G (a) (b)	5.00%	(c)	6,369,450
24,400,000	Nordea Bank Abp (a) (f) (j)	6.63%	(c)	27,546,258
23,400,000	Royal Bank of Scotland Group PLC (a) (b) (j)	8.00%	(c)	27,346,527
51,050,000	Royal Bank of Scotland Group PLC (a) (b) (j)	8.63%	(c)	55,224,614
1,200,000	Skandinaviska Enskilda Banken AB (a) (j) (k)	5.63%	(c)	1,252,766
33,200,000	Societe Generale S.A. (a) (b) (f) (j)	7.38%	(c)	35,410,290
2,000,000	Societe Generale S.A. (a) (j) (k)	7.38%	(c)	2,133,150
17,850,000	Societe Generale S.A. (a) (b) (f) (j)	7.88%	(c)	20,182,906
65,000	Standard Chartered PLC (a) (k)	7.01%	(c)	79,768
12,400,000	Standard Chartered PLC (a) (b) (f) (j)	7.50%	(c)	13,295,094
9,500,000	Standard Chartered PLC (a) (f) (j)	7.75%	(c)	10,502,155
825,000	Standard Chartered PLC (a) (j) (k)	7.75%	(c)	912,029
9,200,000	Swedbank AB (a) (j) (k)	6.00%	(c)	9,660,000
9,541,000	Truist Financial Corp., Series N (a) (b)	4.80%	(c)	9,845,024
32,746,000	UniCredit S.p.A. (a) (b) (j) (k)	8.00%	(c)	36,390,368
11,547,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b) (d)	5.66%	(c)	11,634,180
				838,752,667
	Capital Markets – 8.5%
6,846,000	Apollo Management Holdings L.P. (a) (b) (f)	4.95%	01/14/50	7,030,086
15,800,000	Credit Suisse Group AG (a) (f) (j)	6.38%	(c)	17,531,443
5,100,000	Credit Suisse Group AG (a) (f) (j)	7.25%	(c)	5,785,669
17,079,000	Credit Suisse Group AG (a) (b) (f) (j)	7.50%	(c)	19,405,126
7,875,000	Credit Suisse Group AG (a) (b) (j) (k)	7.50%	(c)	8,947,559
17,000,000	Credit Suisse Group AG (a) (b) (f) (j)	7.50%	(c)	18,743,265
1,200,000	Goldman Sachs Group (The), Inc., Series M (a)	5.38%	(c)	1,209,198
23,900,000	Goldman Sachs Group (The), Inc., Series Q (a) (b)	5.50%	(c)	25,735,639
8,600,000	Goldman Sachs Group (The), Inc., Series R (a) (b)	4.95%	(c)	8,992,977
6,770,000	Goldman Sachs Group (The), Inc., Series S (a)	4.40%	(c)	6,786,925
4,800,000	UBS Group AG (a) (j) (k)	6.88%	(c)	5,392,498
3,315,000	UBS Group AG (a) (f) (j)	7.00%	(c)	3,652,484
				129,212,869
	Consumer Finance – 0.2%
3,000,000	American Express Co., Series C (a) (b)	4.90%	(c)	3,002,940
	Diversified Financial Services – 1.1%
15,249,000	Voya Financial, Inc. (a) (b)	5.65%	05/15/53	16,228,672
	Diversified Telecommunication Services – 2.1%
20,000,000	Koninklijke KPN N.V. (a) (b) (f)	7.00%	03/28/73	22,084,900
8,250,000	Koninklijke KPN N.V. (a) (b) (k)	7.00%	03/28/73	9,110,021
				31,194,921
	Electric Utilities – 8.6%
6,000,000	Duke Energy Corp. (a) (b)	4.88%	(c)	6,372,630
57,986,000	Emera, Inc., Series 16-A (a) (b)	6.75%	06/15/76	66,796,683
42,128,000	Enel S.p.A. (a) (b) (f)	8.75%	09/24/73	49,820,573

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$7,500,000	Southern (The) Co., Series B (a) (b)	5.50%	03/15/57	$7,855,546
				130,845,432
	Energy Equipment & Services – 3.4%
25,600,000	Transcanada Trust (a) (b)	5.50%	09/15/79	27,631,232
22,583,000	Transcanada Trust, Series 16-A (a) (b)	5.88%	08/15/76	24,541,962
				52,173,194
	Food Products – 4.5%
6,000,000	Dairy Farmers of America, Inc. (b) (g)	7.13%	(c)	5,543,010
17,788,000	Land O’Lakes Capital Trust I (b) (g)	7.45%	03/15/28	20,011,500
10,000,000	Land O’Lakes, Inc. (b) (f)	7.25%	(c)	9,509,350
33,000,000	Land O’Lakes, Inc. (b) (f)	8.00%	(c)	33,330,000
				68,393,860
	Independent Power & Renewable Electricity Producers – 0.2%
3,200,000	AES Gener S.A. (a) (b) (f)	6.35%	10/07/79	3,347,200
	Insurance – 13.2%
13,968,000	Asahi Mutual Life Insurance Co. (a) (b) (k)	6.50%	(c)	15,177,373
3,839,000	Asahi Mutual Life Insurance Co. (a) (b) (k)	7.25%	(c)	4,136,522
18,585,000	Assurant, Inc. (a) (b)	7.00%	03/27/48	21,060,245
8,300,000	AXIS Specialty Finance LLC (a) (b)	4.90%	01/15/40	8,602,454
6,130,000	Dai-ichi Life Insurance (The) Co., Ltd. (a) (b) (f)	7.25%	(c)	6,543,407
8,134,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b) (d)	4.29%	05/15/37	7,878,877
15,300,000	Fortegra Financial Corp. (a) (g)	8.50%	10/15/57	17,162,698
1,000,000	Fukoku Mutual Life Insurance Co. (a) (k)	6.50%	(c)	1,120,000
15,900,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (d) (f)	4.03%	02/12/47	15,331,495
2,000,000	La Mondiale SAM (a) (k)	5.88%	01/26/47	2,226,340
4,723,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b) (d)	4.26%	05/17/66	4,258,942
27,000,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (b) (f)	7.00%	03/15/72	29,645,865
3,000,000	Nationwide Financial Services Capital Trust (b) (l)	7.90%	03/01/37	3,394,095
2,910,000	Nationwide Financial Services, Inc.	6.75%	05/15/37	3,429,566
24,300,000	QBE Insurance Group Ltd. (a) (b) (f)	7.50%	11/24/43	27,508,815
20,250,000	QBE Insurance Group Ltd. (a) (b) (k)	6.75%	12/02/44	22,764,949
7,000,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d)	4.56%	12/15/65	6,720,000
3,130,000	Sumitomo Life Insurance Co. (a) (b) (f)	6.50%	09/20/73	3,518,887
				200,480,530
	Metals & Mining – 2.2%
28,500,000	BHP Billiton Finance USA Ltd. (a) (b) (f)	6.75%	10/19/75	33,537,232
	Multi-Utilities – 2.3%
10,700,000	CenterPoint Energy, Inc., Series A (a) (b)	6.13%	(c)	11,402,937
1,752,000	Dominion Energy, Inc., Series 06-A, 3 Mo. LIBOR + 2.83% (d)	4.79%	06/30/66	1,720,017
8,600,000	Dominion Energy, Inc., Series B (a) (b)	4.65%	(c)	8,927,359
11,500,000	NiSource, Inc. (a) (b)	5.65%	(c)	12,023,135
				34,073,448
	Oil, Gas & Consumable Fuels – 5.8%
5,515,000	DCP Midstream Operating L.P. (a) (b) (f)	5.85%	05/21/43	5,189,257
8,400,000	Enbridge, Inc. (a) (b)	5.50%	07/15/77	8,729,658
19,700,000	Enbridge, Inc. (a) (b)	6.25%	03/01/78	21,537,123
23,000,000	Enbridge, Inc., Series 16-A (a) (b)	6.00%	01/15/77	24,650,135
20,365,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b) (d)	4.93%	11/01/66	16,854,074
4,500,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (d)	4.68%	06/01/67	4,402,148

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$6,500,000	Enterprise Products Operating LLC, Series D (a)	4.88%	08/16/77	$6,530,842
				87,893,237
	Trading Companies & Distributors – 0.7%
10,000,000	AerCap Holdings N.V. (a) (b)	5.88%	10/10/79	10,717,750
	Transportation Infrastructure – 1.7%
19,817,000	AerCap Global Aviation Trust (a) (b) (f)	6.50%	06/15/45	22,097,937
3,844,000	BNSF Funding Trust I (a) (b)	6.61%	12/15/55	4,311,988
				26,409,925
	Total Capital Preferred Securities			1,666,263,877
	(Cost $1,576,233,603)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.7%
	Insurance – 0.7%
10,000,000	AmTrust Financial Services, Inc. (b)	6.13%	08/15/23	10,309,988
	(Cost $9,973,902)

Total Investments – 141.6%	2,149,137,937
(Cost $2,043,473,454) (m)
Outstanding Loan – (43.5)%	(661,000,000)
Net Other Assets and Liabilities – 1.9%	29,708,018
Net Assets – 100.0%	$1,517,845,955

Interest Rate Swap Agreements:
Counterparty(1)	Floating Rate	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	01/23/25	$165,000,000	1.786%	$(4,647,206)

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate on January 31, 2020 was 1.660%.

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Perpetual maturity.
(d)	Floating rate security.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $683,576,027 or 45.0% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $14,672,640 or 1.0% of net assets.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2020, securities noted as such amounted to $744,560,785 or 34.2% of managed assets. Of these securities, 4.6% originated in emerging markets, and 95.4% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $122,978,889 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,961,612. The net unrealized appreciation was $101,017,277. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 97,486,710	$ 72,161,986	$ 25,324,724	$ —
Multi-Utilities	52,332,523	32,281,178	20,051,345	—
Other industry categories*	205,039,805	205,039,805	—	—
$100 Par Preferred Securities:
Banks	53,356,870	—	53,356,870	—
Consumer Finance	2,060,800	2,060,800	—	—
$1,000 Par Preferred Securities*	47,614,724	—	47,614,724	—
$1,000,000 Par Preferred Securities*	14,672,640	—	—	14,672,640
Capital Preferred Securities*	1,666,263,877	—	1,666,263,877	—
Corporate Bonds and Notes*	10,309,988	—	10,309,988	—
Total Investments	$ 2,149,137,937	$ 311,543,769	$ 1,822,921,528	$ 14,672,640
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Interest Rate Swap Agreement	$ (4,647,206)	$ —	$ (4,647,206)	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 Par Preferred Securities values are based on unobservable inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2019
$1,000,000 Par Preferred Securities	$14,525,256
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	147,384
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2020
$1,000,000 Par Preferred Securities	14,672,640
Total Level 3 holdings	$14,672,640
There was a net change of $147,384 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2020.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Restricted Securities
As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.01%	3/29/18	3,557	$682.50	$2,409,868	$2,427,653	0.16%
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	92.38	6,000,000	5,543,010	0.37
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	112.17	15,344,323	17,162,698	1.13
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,222,720.00	15,990,000	14,672,640	0.97
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	112.50	18,514,173	20,011,500	1.32
				$58,258,364	$59,817,501	3.95%